INCOME TAXES (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INCOME TAXES [Abstract]
Applicable rate for reconciliation purpose	25.00%	[1]	25.00%	[1]	(25.00%)	[1]
Effect of tax holiday granted to PRC entities	(6.50%)		(7.60%)		(50.70%)
Effect on tax rates in different tax jurisdiction	(2.30%)		12.50%		(23.70%)
Tax effect of expenses that are not deductible in determining taxable profit	1.10%	[1]	3.10%	[1]	(6.70%)	[1]
Tax effect of allowable special deduction in determining taxable profit	(14.90%)	[1]	(20.50%)	[1]	36.10%	[1]
Change in valuation allowance	0.90%		(0.60%)		0.50%
Effective tax rate for the year	3.30%		11.90%		(69.50%)

[1]	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.